Summary of Expenses for Bank's Defined Contribution Plans (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of defined benefit plans [line items]
Defined Contribution Plan Expenses	$ 752	$ 607
Defined contribution pension plans [member]
Disclosure of defined benefit plans [line items]
Defined Contribution Plan Expenses	250	195
Government pension plans [member]
Disclosure of defined benefit plans [line items]
Defined Contribution Plan Expenses	$ 502	$ 412